Form N-CSR Cover	6 Months Ended
Jun. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Value 25 Fund Inc
Entity Central Index Key	0000853438
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025